Touchstone International Fixed Income Fund (Prospectus Summary) | Touchstone International Fixed Income Fund
Touchstone International Fixed Income Fund

May 30, 2014

TOUCHSTONE FUNDS GROUP TRUST

Touchstone International Fixed Income Fund

Supplement to the Prospectus, Summary Prospectus, and Statement of Additional Information

Dated January 30, 2014

Effective June 30, 2014, the following changes apply to the Touchstone International Fixed Income Fund (the “Fund”).

Principal Investment Strategies

In the section of the summary prospectus, “The Fund's Principal Investment Strategies”, the policy regarding investment in foreign securities is replaced with the following:

“The Fund may also invest up to 20% of its total assets in debt obligations of emerging market issuers including governments and their agencies and instrumentalities.”

In the section of the summary prospectus, “The Fund's Principal Investment Strategies” and the Statement of Additional Information, the policy regarding investment in derivatives is replaced with the following:

“The Fund may invest in forward foreign currency exchange contracts (“Forwards”) in order to achieve its goals. Forwards may be used to hedge currency exposure of the Fund's fixed-income securities or to invest in a currency that GAM International expects to appreciate relative to another currency. In addition, in order to implement its investment strategy, GAM International may use other derivatives, such as futures contracts or options, to gain exposure to or hedge exposure against a particular market, currency, or instrument; to adjust the Fund's duration; to manage interest rate risk and currency risk related to investments in countries not represented in the benchmark; and for other purposes consistent with the Fund's investment strategy. These derivative investments may be exchange-traded or traded over-the-counter.

GAM International selects the Fund's foreign country and currency compositions based on an evaluation of various macroeconomic factors including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade, and current account balances. In selecting the Fund's target fixed-income sector weights, GAM International assesses the relative valuations of the sectors by determining whether the securities included within a sector are selling at a discount to GAM International's estimate of their intrinsic value. Once country, currency, and sector weights are established, GAM International uses technical analysis to select fixed-income securities within each sector and country that it believes offer attractive income or capital appreciation potential with a reasonable level of risk. The securities in which the Fund invests may pay interest at fixed rates, variable rates, or subject to reset terms. In addition, these securities may make principal payments that are fixed, variable, or both.”

In the section of the summary prospectus, “The Fund's Principal Investment Strategies”, the policy regarding duration is replaced with the following:

“Under normal circumstances, the Fund's effective duration will range from a fixed minimum of an absolute negative one year duration to a variable maximum of two years above the effective duration of the Fund's benchmark, the Citigroup World Government Bond Index ex-U.S. As of December 31, 2013, the duration of the benchmark was 7.1.”

The Fund's Principal Risks

In the section of the summary prospectus, “The Fund's Principal Risks”, and the section of the prospectus, “What are the Principal Risks of Investing in the Fund?”, the following derivatives risk disclosure replaces the existing derivatives risk disclosure:

“Derivatives Risk: The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Risks associated with derivatives may include the risk that the derivative is not well coordinated with the security, index, or currency to which it relates. The Fund may also be exposed to the risks: of being unable to sell or close out the derivative due to an illiquid market, that the counterparty may be unwilling or unable to meet its obligations, that the derivative could expose the Fund to the risk of leverage. These additional risks could cause the Fund to experience losses to which it would otherwise not be subject.

•                  Forward Foreign Currency Exchange Contract Risk: A forward foreign currency exchange contract (a “Forward”) is a bilateral agreement to buy or sell a specific currency at a future date and at a set price. These instruments are traded over-the-counter. Forwards may reduce the risk of loss from a change in value of a currency, but they may also limit any potential gains, do not protect against fluctuations in the value of the underlying position, and are subject to counterparty risk.

•                  Futures Contracts Risk: Futures contracts are similar to Forwards except that they are exchange-traded, and therefore may be more liquid and have readily available market prices. The risks associated with futures include: the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund's position, and counterparty risk.

•                  Options Risk: Options trading is a highly specialized activity that involves unique investment techniques and risks. The value of options can be highly volatile, and their use can result in loss if the Sub-Advisor is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes depends in part on the ability of the Sub-Advisor to predict future price fluctuations and the degree of correlation between the options and securities markets. When options are purchased over the counter, the Fund bears the risk that the counterparty that wrote the option will not perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.”

In addition, the following risk is added to those sections:

“Leveraging Risk: The Fund's investments in futures contracts and Forwards may be considered forms of leverage. Additionally, the Fund may borrow for investment purposes. These forms of leverage are subject to certain risks including reinvestment risk and interest rate risk, which may limit net investment income and investment returns.”

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 • Providence, RI 02940-8078

Phone: 800.543.0407 • www.TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Principal Investment Strategies

In the section of the summary prospectus, “The Fund's Principal Investment Strategies”, the policy regarding investment in foreign securities is replaced with the following:

“The Fund may also invest up to 20% of its total assets in debt obligations of emerging market issuers including governments and their agencies and instrumentalities.”

In the section of the summary prospectus, “The Fund's Principal Investment Strategies” and the Statement of Additional Information, the policy regarding investment in derivatives is replaced with the following:

“The Fund may invest in forward foreign currency exchange contracts (“Forwards”) in order to achieve its goals. Forwards may be used to hedge currency exposure of the Fund's fixed-income securities or to invest in a currency that GAM International expects to appreciate relative to another currency. In addition, in order to implement its investment strategy, GAM International may use other derivatives, such as futures contracts or options, to gain exposure to or hedge exposure against a particular market, currency, or instrument; to adjust the Fund's duration; to manage interest rate risk and currency risk related to investments in countries not represented in the benchmark; and for other purposes consistent with the Fund's investment strategy. These derivative investments may be exchange-traded or traded over-the-counter.

GAM International selects the Fund's foreign country and currency compositions based on an evaluation of various macroeconomic factors including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade, and current account balances. In selecting the Fund's target fixed-income sector weights, GAM International assesses the relative valuations of the sectors by determining whether the securities included within a sector are selling at a discount to GAM International's estimate of their intrinsic value. Once country, currency, and sector weights are established, GAM International uses technical analysis to select fixed-income securities within each sector and country that it believes offer attractive income or capital appreciation potential with a reasonable level of risk. The securities in which the Fund invests may pay interest at fixed rates, variable rates, or subject to reset terms. In addition, these securities may make principal payments that are fixed, variable, or both.”

In the section of the summary prospectus, “The Fund's Principal Investment Strategies”, the policy regarding duration is replaced with the following:

“Under normal circumstances, the Fund's effective duration will range from a fixed minimum of an absolute negative one year duration to a variable maximum of two years above the effective duration of the Fund's benchmark, the Citigroup World Government Bond Index ex-U.S. As of December 31, 2013, the duration of the benchmark was 7.1.”

The Fund's Principal Risks

In the section of the summary prospectus, “The Fund's Principal Risks”, and the section of the prospectus, “What are the Principal Risks of Investing in the Fund?”, the following derivatives risk disclosure replaces the existing derivatives risk disclosure:

“Derivatives Risk: The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Risks associated with derivatives may include the risk that the derivative is not well coordinated with the security, index, or currency to which it relates. The Fund may also be exposed to the risks: of being unable to sell or close out the derivative due to an illiquid market, that the counterparty may be unwilling or unable to meet its obligations, that the derivative could expose the Fund to the risk of leverage. These additional risks could cause the Fund to experience losses to which it would otherwise not be subject.

•                  Forward Foreign Currency Exchange Contract Risk: A forward foreign currency exchange contract (a “Forward”) is a bilateral agreement to buy or sell a specific currency at a future date and at a set price. These instruments are traded over-the-counter. Forwards may reduce the risk of loss from a change in value of a currency, but they may also limit any potential gains, do not protect against fluctuations in the value of the underlying position, and are subject to counterparty risk.

•                  Futures Contracts Risk: Futures contracts are similar to Forwards except that they are exchange-traded, and therefore may be more liquid and have readily available market prices. The risks associated with futures include: the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund's position, and counterparty risk.

•                  Options Risk: Options trading is a highly specialized activity that involves unique investment techniques and risks. The value of options can be highly volatile, and their use can result in loss if the Sub-Advisor is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes depends in part on the ability of the Sub-Advisor to predict future price fluctuations and the degree of correlation between the options and securities markets. When options are purchased over the counter, the Fund bears the risk that the counterparty that wrote the option will not perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.”

In addition, the following risk is added to those sections:

“Leveraging Risk: The Fund's investments in futures contracts and Forwards may be considered forms of leverage. Additionally, the Fund may borrow for investment purposes. These forms of leverage are subject to certain risks including reinvestment risk and interest rate risk, which may limit net investment income and investment returns.”

Please retain this Supplement for future reference.